CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (121,559)	$ (83,217)	$ (61,422)
Unrealized gains (losses) on investments, net of tax	(337)	75	(75)
Currency translation adjustment	(93)	(21)	0
Comprehensive loss	$ (121,989)	$ (83,163)	$ (61,497)